Consolidated Statements of Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Revenues
Revenue from Contracts with Customers		$ 16,195.7	$ 15,424.9		$ 16,380.1
Sales to AEP Affiliates		0.0	0.0		0.0
TOTAL REVENUES		16,195.7	15,424.9		16,380.1
Expenses
Other Operation		2,979.2	2,525.2		2,996.1
Maintenance		1,247.4	1,145.6		1,241.7
Asset Impairments and Other Related Charges		70.6	87.1		2,267.8
Gain on Sale of Merchant Generation Assets		0.0	(226.4)		0.0
Depreciation and Amortization		2,286.6	1,997.2		1,962.3
Taxes Other Than Income Taxes		1,142.7	1,059.4		1,018.0
TOTAL EXPENSES		13,513.0	11,899.9		15,216.2
OPERATING INCOME (LOSS)		2,682.7	3,525.0		1,163.9
Other Income (Expense):
Interest and Investment Income		11.6	16.0		16.3
Carrying Costs Income		6.6	18.6		16.2
Allowance for Equity Funds Used During Construction		132.5	93.7		113.2
Non-Service Cost Components of Net Periodic Benefit Cost		124.5	45.5		43.2
Gain on Sale of Equity Investment		0.0	12.4		0.0
Interest Expense		(984.4)	(895.0)		(877.2)
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY EARNINGS (LOSS)		1,973.5	2,816.2		475.6
Income Tax Expense (Benefit)		115.3	969.7		(73.7)
Equity Earnings (Loss) of Unconsolidated Subsidiaries		73.1	82.4		71.2
Income (Loss) from Continuing Operations		1,931.3	1,928.9		620.5
Income (Loss) from Discontinued Operations, Net of Tax		0.0	0.0		(2.5)
NET INCOME (LOSS)		1,931.3	1,928.9		618.0
Net Income Attributable to Noncontrolling Interests		7.5	16.3		7.1
EARNINGS ATTRIBUTABLE TO COMMON SHAREHOLDERS		$ 1,923.8	$ 1,912.6		$ 610.9
Earnings Per Share
WEIGHTED AVERAGE NUMBER OF BASIC AEP COMMON SHARES OUTSTANDING		492,774,600	491,814,651		491,495,458
BASIC EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS FROM CONTINUING OPERATIONS		$ 3.90	$ 3.89		$ 1.25
BASIC EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS FROM DISCONTINUED OPERATIONS		0.00	0.00		(0.01)
TOTAL BASIC EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS		$ 3.90	$ 3.89		$ 1.24
WEIGHTED AVERAGE NUMBER OF DILUTED AEP COMMON SHARES OUTSTANDING		493,758,277	492,611,067		491,662,007
DILUTED EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS FROM CONTINUING OPERATIONS		$ 3.90	$ 3.88		$ 1.25
DILUTED EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS FROM DISCONTINUED OPERATIONS		0.00	0.00		(0.01)
TOTAL DILUTED EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS		$ 3.90	$ 3.88		$ 1.24
Vertically Integrated Utilities [Member]
Revenues
Revenue from Contracts with Customers		$ 9,556.7	$ 9,095.1		$ 9,012.4
Transmission and Distribution Utilities [Member]
Revenues
Revenue from Contracts with Customers		4,552.3	4,328.9		4,328.3
Generation and Marketing Revenues [Member]
Revenues
Revenue from Contracts with Customers		1,818.1	1,771.4		2,858.7
Other Revenues [Member]
Revenues
Revenue from Contracts with Customers		268.6	229.5		180.7
TOTAL REVENUES	[1]	123.0
Fuel and Other Consumables Used for Electric Generation [Member]
Expenses
Cost of Goods and Services Sold		2,359.4	2,346.5		2,908.9
Purchased Electricity for Resale [Member]
Expenses
Cost of Goods and Services Sold		3,427.1	2,965.3		2,821.4
AEP Texas Inc. [Member]
Revenues
Revenue from Contracts with Customers		1,493.0
Sales to AEP Affiliates		105.2	65.7		75.7
TOTAL REVENUES		1,595.3	1,538.4		1,461.4
Expenses
Other Operation		488.9	453.1		457.8
Maintenance		89.4	75.9		73.7
Asset Impairments and Other Related Charges					72.7
Depreciation and Amortization		499.6	450.1		413.9
Taxes Other Than Income Taxes		132.6	122.3		107.6
TOTAL EXPENSES		1,249.0	1,122.3		1,085.1
OPERATING INCOME (LOSS)		346.3	416.1		376.3
Other Income (Expense):
Interest Income		0.8	2.9		10.9
Allowance for Equity Funds Used During Construction		20.0	6.8		9.2
Non-Service Cost Components of Net Periodic Benefit Cost		12.3	3.6		3.3
Interest Expense		(147.3)	(142.3)		(144.4)
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY EARNINGS (LOSS)		232.1	287.1		255.3
Income Tax Expense (Benefit)		20.8	(23.4)		59.9
Income (Loss) from Continuing Operations		211.3	310.5		195.4
Income (Loss) from Discontinued Operations, Net of Tax		0.0	0.0		(48.8)
NET INCOME (LOSS)		211.3	310.5		146.6
AEP Texas Inc. [Member] | Transmission and Distribution Utilities [Member]
Revenues
Revenue from Contracts with Customers		1,486.3	1,470.3		1,383.2
AEP Texas Inc. [Member] | Other Revenues [Member]
Revenues
Revenue from Contracts with Customers		3.8	2.4		2.5
TOTAL REVENUES	[2]	103.6
AEP Texas Inc. [Member] | Fuel and Other Consumables Used for Electric Generation [Member]
Expenses
Cost of Goods and Services Sold		38.5	20.9		32.1
AEP Transmission Co [Member]
Revenues
Revenue from Contracts with Customers		832.0
Sales to AEP Affiliates		598.9	568.1	[3]	367.5
TOTAL REVENUES		776.1	706.9	[3]	478.0
Expenses
Other Operation		83.8	60.1		37.0
Maintenance		10.5	8.5		6.7
Depreciation and Amortization		133.9	95.7	[3],[4]	65.9
Taxes Other Than Income Taxes		137.8	109.7		88.3
TOTAL EXPENSES		366.0	274.0		197.9
OPERATING INCOME (LOSS)		410.1	432.9		280.1
Other Income (Expense):
Interest Income		2.5	1.2	[3]	0.4
Allowance for Equity Funds Used During Construction		70.6	49.0	[3],[5]	52.3
Interest Expense		(83.2)	(70.2)	[3]	(46.0)
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY EARNINGS (LOSS)		400.0	412.9		286.8
Income Tax Expense (Benefit)		84.1	142.2	[3],[6]	94.1
NET INCOME (LOSS)		315.9	270.7	[3],[6]	192.7
AEP Transmission Co [Member] | Transmission [Member]
Revenues
Revenue from Contracts with Customers		177.0	138.0	[3]	110.4
AEP Transmission Co [Member] | Other Revenues [Member]
Revenues
Revenue from Contracts with Customers		0.2	0.8	[3]	0.1
TOTAL REVENUES	[2]	0.0
Appalachian Power Co [Member]
Revenues
Revenue from Contracts with Customers		2,993.2
Sales to AEP Affiliates		181.4	172.0		142.1
TOTAL REVENUES		2,967.5	2,934.2		3,001.2
Expenses
Other Operation		511.6	503.1		491.7
Maintenance		316.9	251.6		275.0
Depreciation and Amortization		428.4	407.9		388.5
Taxes Other Than Income Taxes		134.7	126.4		123.5
TOTAL EXPENSES		2,484.0	2,243.9		2,262.9
OPERATING INCOME (LOSS)		483.5	690.3		738.3
Other Income (Expense):
Interest Income		1.8	1.4		1.3
Carrying Costs Income		1.3	1.4		0.4
Allowance for Equity Funds Used During Construction		13.2	9.2		11.7
Non-Service Cost Components of Net Periodic Benefit Cost		17.9	5.2		5.0
Interest Expense		(194.8)	(190.9)		(188.5)
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY EARNINGS (LOSS)		322.9	516.6		568.2
Income Tax Expense (Benefit)		(44.9)	185.3		199.1
NET INCOME (LOSS)		367.8	331.3		369.1
Appalachian Power Co [Member] | Vertically Integrated Utilities [Member]
Revenues
Revenue from Contracts with Customers		2,777.1	2,749.0		2,847.4
Appalachian Power Co [Member] | Other Revenues [Member]
Revenues
Revenue from Contracts with Customers		9.0	13.2		11.7
TOTAL REVENUES	[2]	(1.9)
Appalachian Power Co [Member] | Fuel and Other Consumables Used for Electric Generation [Member]
Expenses
Cost of Goods and Services Sold		588.9	597.3		654.9
Appalachian Power Co [Member] | Purchased Electricity for Resale [Member]
Expenses
Cost of Goods and Services Sold		503.5	357.6		329.3
Indiana Michigan Power Co [Member]
Revenues
Revenue from Contracts with Customers		2,381.0
Sales to AEP Affiliates		22.1	1.8		26.2
Other Revenues - Affiliated		63.4	62.6		62.1
TOTAL REVENUES		2,370.7	2,121.2		2,167.6
Expenses
Purchased Electricity from AEP Affiliates		237.9	223.9		228.6
Other Operation		585.4	591.3		579.3
Maintenance		238.1	208.4		205.6
Asset Impairments and Other Related Charges		0.0	0.0		10.5
Depreciation and Amortization		293.1	210.9		191.7
Taxes Other Than Income Taxes		98.9	92.2		94.8
TOTAL EXPENSES		1,993.5	1,774.0		1,793.3
OPERATING INCOME (LOSS)		377.2	347.2		374.3
Other Income (Expense):
Interest Income		3.4	1.8		1.2
Carrying Costs Income		3.9	12.7		10.1
Allowance for Equity Funds Used During Construction		11.9	11.1		15.3
Non-Service Cost Components of Net Periodic Benefit Cost		18.1	6.1		7.3
Interest Expense		(124.1)	(110.8)		(100.8)
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY EARNINGS (LOSS)		290.4	268.1		307.4
Income Tax Expense (Benefit)		29.1	81.4		67.5
NET INCOME (LOSS)		261.3	186.7		239.9
Indiana Michigan Power Co [Member] | Vertically Integrated Utilities [Member]
Revenues
Revenue from Contracts with Customers		2,272.6	2,042.5		2,062.3
Indiana Michigan Power Co [Member] | Other Revenues [Member]
Revenues
Revenue from Contracts with Customers		12.6	14.3		17.0
Sales to AEP Affiliates		70.0
TOTAL REVENUES	[2]	(8.2)
Indiana Michigan Power Co [Member] | Fuel and Other Consumables Used for Electric Generation [Member]
Expenses
Cost of Goods and Services Sold		318.3	295.1		284.1
Indiana Michigan Power Co [Member] | Purchased Electricity for Resale [Member]
Expenses
Cost of Goods and Services Sold		221.8	152.2		198.7
Ohio Power Co [Member]
Revenues
Revenue from Contracts with Customers		3,079.9
Sales to AEP Affiliates		21.0	24.4		17.3
TOTAL REVENUES		3,063.4	2,883.9		2,953.9
Expenses
Purchased Electricity from AEP Affiliates		135.3	108.5		141.9
Generation Deferrals		0.0	0.0		(82.7)
Amortization of Generation Deferrals		223.9	229.2		242.9
Other Operation		771.3	516.0		711.2
Maintenance		156.0	141.2		148.0
Depreciation and Amortization		259.7	225.9		238.6
Taxes Other Than Income Taxes		412.8	391.5		386.8
TOTAL EXPENSES		2,643.6	2,318.2		2,449.8
OPERATING INCOME (LOSS)		419.8	565.7		504.1
Other Income (Expense):
Interest Income		3.4	4.9		3.8
Carrying Costs Income		1.7	3.6		19.9
Allowance for Equity Funds Used During Construction		9.8	6.4		6.0
Non-Service Cost Components of Net Periodic Benefit Cost		15.5	4.5		4.4
Interest Expense		(100.7)	(101.9)		(112.2)
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY EARNINGS (LOSS)		349.5	483.2		426.0
Income Tax Expense (Benefit)		24.0	159.3		143.8
NET INCOME (LOSS)		325.5	323.9		282.2
Ohio Power Co [Member] | Transmission and Distribution Utilities [Member]
Revenues
Revenue from Contracts with Customers		3,033.8	2,853.5		2,930.1
Ohio Power Co [Member] | Other Revenues [Member]
Revenues
Revenue from Contracts with Customers		8.6	6.0		6.5
TOTAL REVENUES	[2]	4.3
Ohio Power Co [Member] | Purchased Electricity for Resale [Member]
Expenses
Cost of Goods and Services Sold		684.6	705.9		663.1
Public Service Co Of Oklahoma [Member]
Revenues
Revenue from Contracts with Customers		1,536.4
Sales to AEP Affiliates		5.4	4.3		2.6
TOTAL REVENUES		1,547.3	1,427.2		1,249.8
Expenses
Purchased Electricity from AEP Affiliates		0.0	0.0		3.7
Other Operation		372.8	315.1		291.6
Maintenance		104.8	120.3		106.9
Depreciation and Amortization		164.0	130.4		130.2
Taxes Other Than Income Taxes		42.8	40.5		35.8
TOTAL EXPENSES		1,404.8	1,255.7		1,054.2
OPERATING INCOME (LOSS)		142.5	171.5		195.6
Other Income (Expense):
Interest Income		0.1	0.1		0.7
Allowance for Equity Funds Used During Construction		0.4	0.5		6.2
Non-Service Cost Components of Net Periodic Benefit Cost		8.7	3.4		3.1
Interest Expense		(63.5)	(53.4)		(51.2)
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY EARNINGS (LOSS)		88.2	122.1		154.4
Income Tax Expense (Benefit)		5.0	50.1		54.4
NET INCOME (LOSS)		83.2	72.0		100.0
Public Service Co Of Oklahoma [Member] | Vertically Integrated Utilities [Member]
Revenues
Revenue from Contracts with Customers		1,537.6	1,417.5		1,242.8
Public Service Co Of Oklahoma [Member] | Other Revenues [Member]
Revenues
Revenue from Contracts with Customers		4.3	5.4		4.4
TOTAL REVENUES	[2]	0.0
Public Service Co Of Oklahoma [Member] | Fuel and Other Consumables Used for Electric Generation [Member]
Expenses
Cost of Goods and Services Sold		240.5	134.5		44.8
Public Service Co Of Oklahoma [Member] | Purchased Electricity for Resale [Member]
Expenses
Cost of Goods and Services Sold		479.9	514.9		441.2
Southwestern Electric Power Co [Member]
Revenues
Revenue from Contracts with Customers		1,817.0
Sales to AEP Affiliates		28.4	25.9		24.5
TOTAL REVENUES		1,821.9	1,779.9		1,748.0
Expenses
Other Operation		384.2	318.3		335.4
Maintenance		141.5	143.5		149.7
Asset Impairments and Other Related Charges		0.0	33.6		0.0
Depreciation and Amortization		239.5	217.4		196.5
Taxes Other Than Income Taxes		99.6	98.3		88.8
TOTAL EXPENSES		1,544.2	1,475.9		1,430.6
OPERATING INCOME (LOSS)		277.7	304.0		317.4
Other Income (Expense):
Interest Income		5.4	2.7		1.5
Allowance for Equity Funds Used During Construction		6.0	2.4		11.0
Non-Service Cost Components of Net Periodic Benefit Cost		8.7	3.7		3.7
Interest Expense		(127.9)	(123.4)		(119.7)
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY EARNINGS (LOSS)		169.9	189.4		213.9
Income Tax Expense (Benefit)		20.4	48.1		52.1
Equity Earnings (Loss) of Unconsolidated Subsidiaries		2.7	(3.8)		7.9
NET INCOME (LOSS)		152.2	137.5		169.7
Net Income Attributable to Noncontrolling Interests		5.0	12.8		4.1
EARNINGS ATTRIBUTABLE TO COMMON SHAREHOLDERS		147.2	124.7		165.6
Southwestern Electric Power Co [Member] | Vertically Integrated Utilities [Member]
Revenues
Revenue from Contracts with Customers		1,791.9	1,752.1		1,721.5
Southwestern Electric Power Co [Member] | Other Revenues [Member]
Revenues
Revenue from Contracts with Customers		1.6	1.9		2.0
TOTAL REVENUES	[2]	0.0
Southwestern Electric Power Co [Member] | Fuel and Other Consumables Used for Electric Generation [Member]
Expenses
Cost of Goods and Services Sold		502.3	496.1		517.8
Southwestern Electric Power Co [Member] | Purchased Electricity for Resale [Member]
Expenses
Cost of Goods and Services Sold		$ 177.1	$ 168.7		$ 142.4

[1]	Amounts include affiliated and nonaffiliated revenues.
[2]	Amounts include affiliated and nonaffiliated revenues.
[3]	The amounts presented reflect the revisions made to AEPTCo’s previously issued financial statements. See the “Revisions to Previously Issued Financial Statements” section of Note 1 for additional information.
[4]	(a)Reflects the revisions made to AEPTCo’s previously issued financial statements. For additional details on the revisions to AEPTCo’s financial statements, see “Revisions to Previously Issued Financial Statements” below.
[5]	The amount presented reflects the revisions made to AEPTCo’s previously issued financial statements. See the “Revisions to Previously Issued Financial Statements” section of Note 1 for additional information.
[6]	The amounts presented reflect the revisions made to AEPTCo’s previously issued financial statements. See “Revisions to Previously Issued Financial Statements” section of Note 1 for additional information.